Summary Prospectus Supplement

January 14, 2022

Morgan Stanley Institutional Fund, Inc.

Supplement dated January 14, 2022 to the Morgan Stanley Institutional Fund, Inc. Summary Prospectus dated April 30, 2021

Asia Opportunity Portfolio

The Summary Prospectus is hereby amended as follows:

The following is hereby added as the last row of the table in the section of the Summary Prospectus entitled "Fund Management—Portfolio Managers":

Name	Title with Sub-Adviser/Affiliate	Date Began Managing Fund
Alastair Pang	Executive Director of Morgan Stanley Asia Limited	January 2022

Please retain this supplement for future reference.

  IFIASIAOSUMPROSPT 1/22